Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology	Relationships and
			Other Intangibles
Historical cost
1/1/2021	793	2,565	6,038	9,396
Foreign currency exchange differences	12	205	427	644
Additions from business combinations	0	233	303	536
Other additions	19	0	66	85
Retirements/disposals	-84	-7	-11	-102
Transfers	93	0	-89	4
12/31/2021	833	2,996	6,734	10,563
Foreign currency exchange differences	8	170	337	515
Additions from business combinations	0	65	98	163
Other additions	244	0	65	309
Retirements/disposals	-115	-703	-92	-910
Transfers	87	-1	-85	1
12/31/2022	1,057	2,527	7,057	10,641

Accumulated amortization
1/1/2021	523	2,043	3,046	5,612
Foreign currency exchange differences	11	171	211	393
Additions amortization	77	195	406	678
Retirements/disposals	-64	-11	-10	-85
12/31/2021	547	2,398	3,653	6,598
Foreign currency exchange differences	7	137	171	315
Additions amortization	99	209	458	766
Retirements/disposals	-109	-703	-61	-873
12/31/2022	544	2,041	4,221	6,806

Carrying amount
12/31/2021	286	598	3,081	3,965
12/31/2022	513	486	2,836	3,835

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2022	2021	(in years)
Ariba – Customer relationships	140	174	3	to	5
Concur – Customer relationships	704	755	8	to	12
Callidus – Customer relationships	181	241	6	to	10
Qualtrics - Acquired technologies	195	286			3
Qualtrics - Customer relationships	937	983	10	to	15
Emarsys – Customer relationships	145	163	5	to	12
Signavio – Customer relationships	183	184			14
Total significant intangible assets	2,485	2,786